LEASES (Schedule of Opearting Minimum Lease Payments) (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Operating leases
2019	$ 1,457
2020	2,478
2021	2,486
2022	2,495
2023 and thereafter	12,528
Total minimum lease commitments	$ 21,444